GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The Company has recorded the following Goodwill on its acquisitions:

(millions of Canadian $)	U.S. Natural Gas Pipelines

Balance at January 1, 2020	12,887
Foreign exchange rate changes	(208)
Balance at December 31, 2020	12,679
Foreign exchange rate changes	(97)
Balance at December 31, 2021	12,582